Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenues	₱ 216,833	₱ 210,953	₱ 204,362
Service revenues	208,382	201,832	195,344
Non-service revenues	8,451	9,121	9,018
Depreciation and amortization	55,988	58,441	98,631
Asset impairment	4,321	4,432	6,044
Interest income	916	1,016	653
Equity share in net earnings (losses) of associates and joint ventures	(990)	(2,806)	(3,304)
Financing costs – net	15,500	13,755	11,759
Continuing operations	10,138	9,612	2,774
Provision for (benefit from) income tax	10,138	9,612	2,697
Net income (loss) / Segment profit (loss)	32,555	26,824	10,735
Net income (loss) / Segment profit (loss) - Continuing operations	32,555	26,865	11,335
Net income (loss) / Segment profit (loss) - Discontinued operations		(41)	(600)
Operating assets	555,868	541,039
MIH Equity	52,764	50,308
Deferred income tax assets – net	14,643	18,172
TOTAL ASSETS	623,275	609,519
Operating liabilities	506,480	498,968
Deferred income tax liabilities	60	165
TOTAL LIABILITIES	506,540	499,133
Capital expenditures, including capitalized interest (Note 9)	78,246	85,083	96,810
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	216,833	210,953	204,362
Service revenues	208,382	201,832	195,344
Non-service revenues	8,451	9,121	9,018
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	104,944	103,718	103,482
Service revenues	96,989	94,994	95,060
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	111,889	107,235	100,880
Service revenues	111,393	106,838	100,284
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	105,734	104,401	104,274
Service revenues			95,060
Non-service revenues			8,422
Depreciation and amortization	36,297	31,498	52,660
Asset impairment	906	648	1,173
Interest income	698	720	451
Financing costs – net	9,763	9,034	8,349
Provision for (benefit from) income tax	3,276	5,537	3,793
Net income (loss) / Segment profit (loss)	11,060	17,522	15,104
Net income (loss) / Segment profit (loss) - Continuing operations		17,522	15,104
Operating assets	326,672	291,140
MIH Equity	108	41
Deferred income tax assets – net	6,537	5,356
TOTAL ASSETS	333,317	296,537
Operating liabilities	280,160	233,237
Deferred income tax liabilities	15
TOTAL LIABILITIES	280,175	233,237
Capital expenditures, including capitalized interest (Note 9)	40,767	36,797	46,636
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	104,944	103,718	103,482
Service revenues	96,989	94,994
Non-service revenues	7,955	8,724
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	790	683	792
Service revenues	790	683	792
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	126,490	120,734	127,810
Service revenues			100,284
Non-service revenues			596
Depreciation and amortization	29,065	36,855	55,707
Asset impairment	3,415	3,784	4,870
Interest income	230	324	202
Equity share in net earnings (losses) of associates and joint ventures	(67)	(595)	(253)
Financing costs – net	7,456	6,824	6,100
Provision for (benefit from) income tax	6,501	4,015	(1,102)
Net income (loss) / Segment profit (loss)	32,392	26,514	16,766
Net income (loss) / Segment profit (loss) - Continuing operations		26,514	16,766
Operating assets	291,635	260,220
MIH Equity	44,758	42,709
Deferred income tax assets – net	8,014	11,270
TOTAL ASSETS	344,407	314,199
Operating liabilities	287,993	279,660
Deferred income tax liabilities	43	165
TOTAL LIABILITIES	288,036	279,825
Capital expenditures, including capitalized interest (Note 9)	37,294	48,286	50,174
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	111,889	107,235	100,880
Service revenues	111,393	106,838
Non-service revenues	496	397
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	14,601	13,499	26,930
Service revenues	14,601	13,498	26,930
Non-service revenues		1
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Asset impairment		0	1
Interest income	15	7	14
Equity share in net earnings (losses) of associates and joint ventures	(923)	(2,211)	(3,051)
Provision for (benefit from) income tax	(9)	1	(134)
Net income (loss) / Segment profit (loss)	(1,069)	(2,270)	(2,669)
Net income (loss) / Segment profit (loss) - Continuing operations		(2,270)	(2,669)
Operating assets	19,879	13,415
MIH Equity	7,898	7,558
Deferred income tax assets – net	62	53
TOTAL ASSETS	27,839	21,026
Operating liabilities	1,182	1,883
TOTAL LIABILITIES	1,182	1,883
Capital expenditures, including capitalized interest (Note 9)	185
Elimination of intersegment amounts [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(15,391)	(14,182)	(27,722)
Depreciation and amortization	(9,374)	(9,912)	(9,736)
Interest income	(27)	(35)	(14)
Financing costs – net	(1,719)	(2,103)	(2,690)
Provision for (benefit from) income tax	370	59	140
Net income (loss) / Segment profit (loss)	(9,828)	(14,901)	(17,866)
Net income (loss) / Segment profit (loss) - Continuing operations		(14,901)	(17,866)
Operating assets	(82,318)	(23,736)
Deferred income tax assets – net	30	1,493
TOTAL ASSETS	(82,288)	(22,243)
Operating liabilities	(62,855)	(15,812)
Deferred income tax liabilities	2
TOTAL LIABILITIES	(62,853)	(15,812)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(15,391)	(14,182)	(27,722)
Service revenues	₱ (15,391)	(14,181)	₱ (27,722)
Non-service revenues		₱ (1)